Property and Equipment, Other	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Property and Equipment, Other
(5)	Property and Equipment, Net

Property and equipment, net consist of:

	As of
	March 31,	December 31,
(in $ millions)	2022	2021
Capitalized software for internal use	$306	$304
Computer equipment	67	65
Leasehold improvements	52	52
Furniture, fixtures and other equipment	6	6
Capital projects in progress	14	9
	445	436
Less: accumulated depreciation and amortization	(232)	(220)
Property and equipment, net	$213	$216

Depreciation and amortization expense for the three months ended March 31, 2022 and 2021 was $21 million and $19 million, respectively. Depreciation and amortization includes $14 million and $13 million of amortization related to capitalized software for internal use for the three months ended March 31, 2022 and 2021, respectively.

(7)	Property and Equipment, Other

Property and equipment, net consist of:

	As of December 31,
(in $ millions)	2021	2020
Capitalized software for internal use	$304	$240
Computer equipment	65	63
Leasehold improvements	52	48
Furniture, fixtures and other equipment	6	13
Capital projects in progress	9	6
	436	370
Less: accumulated depreciation and amortization	(220)	(176)
Property and equipment, net	$216	$194

As of both December 31, 2021 and 2020, the Company had capital lease assets of $5 million with accumulated depreciation of $2 million and $0, respectively, included within computer equipment.

Depreciation and amortization expense for the years ended December 31, 2021, 2020 and 2019 was $86 million, $86 million and $73 million, respectively. Depreciation and amortization include $52 million, $52 million and $48 million of amortization related to capitalized software for internal use for the years ended December 31, 2021, 2020 and 2019, respectively.

Upon retirement or other disposal of property and equipment, the costs and related amounts of accumulated depreciation or amortization are eliminated from the asset and accumulated depreciation accounts, respectively. The difference, if any, between the net asset value and the proceeds received, if any, is recorded in consolidated statements of operations as gain (loss) on disposal of asset within general and administrative expense.